Post Employee Benefit Obligations - Summary of Post Employment Obligations Associated with Defined Benefits Plan (Detail) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Post Employment Obligations [Line Items]
Total post-employment obligations, net	$ 75,538,265	$ 66,163,490
Employee severance indemnities
Disclosure Of Post Employment Obligations [Line Items]
Post-employment obligations	50,011,279	42,697,317
Complementary Pension
Disclosure Of Post Employment Obligations [Line Items]
Post-employment obligations	18,896,906	17,853,600
Health Plans
Disclosure Of Post Employment Obligations [Line Items]
Post-employment obligations	3,145,989	3,090,670
Energy Supply Plans
Disclosure Of Post Employment Obligations [Line Items]
Post-employment obligations	$ 3,484,091	$ 2,521,903